OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

MORGAN STANLEY CAPITAL I INC.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001547361

MILL CITY MORTGAGE LOAN TRUST 2026-R1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Chris Scott, (212) 761-4940

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXPLANATORY NOTE

This Form ABS-15G is supplemented by (i) Exhibits 99.1, 99.3 and 99.4 of the Form ABS-15G filed by Mill City Depositor, LLC on February 13, 2023 (Accession Number: 0000929638-23-000429) (the “Prior Filing #1”) and (ii) Exhibits 99.1, 99.3 and 99.4 of the Form ABS-15G filed by Mill City Depositor, LLC on March 9, 2023 (Accession Number: 0000929638-23-000819) (the “Prior Filing #2”; together with the Prior Filing #1, the “Prior Filings”).

Certain of the mortgage loans that were included in the Prior Filings will be included in the MCMLT 2026-R1 securitization transaction and the information provided in the Prior Filings solely with respect to those mortgage loans should be read in conjunction with this Form ABS-15G. Exhibit 99.2 provides a link to the Prior Filing #1 and Exhibit 99.3 provides a link to the Prior Filing #2. Exhibit 99.4 provides a list of mortgage loans and their loan identifiers mapping the Prior Filing #1’s loan identifiers with the MCMLT 2026-R1 securitization transaction’s loan identifiers for the certain mortgage loans that were included in the Prior Filing #1 that will be included in the MCMLT 2026-R1 securitization transaction. Exhibit 99.5 provides a list of mortgage loans and their loan identifiers mapping the Prior Filing #2’s loan identifiers with the MCMLT 2026-R1 securitization transaction’s loan identifiers for the certain mortgage loans that were included in the Prior Filing #2 that will be included in the MCMLT 2026-R1 securitization transaction.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MORGAN STANLEY CAPITAL I INC.

Date: March 27, 2026	By:	/s/ Chris Scott
	Name:	Chris Scott
	Title:	Authorized Signatory

EXHIBIT INDEX

Exhibit Number

99.1         Third Party Due Diligence Report – Selene Diligence LLC Due Diligence Narrative Report

Schedule 1 – Rating Agency Grades Summary Report

Schedule 2 – Standard Findings Report

Schedule 3 – Valuation Report

Schedule 4 – Rating Agency Multi-Property Valuation Report

Schedule 5 – Data Compare Report

Schedule 6 – Supplemental Data Report

99.2         Link to Prior Filing #1

99.3         Link to Prior Filing #2

99.4         Mortgage Loan List and Loan Identifiers for Prior Filing #1

99.5         Mortgage Loan List and Loan Identifiers for Prior Filing #2